Short-term investments	12 Months Ended
Dec. 31, 2024
Short Term Investment [Abstract]
Short-term investments [Text Block]

7. Short-term investments

During the year 2024, the Company advanced additional funds to an associate. Following signature of a term sheet with the associate (subject to closing conditions), the carrying value of the loan ($12.2 million) was reclassified to other investments (Note 11) as the repayment terms are not expected to be within the next 12 months. As at December 31, 2023, short-term investments comprised of a $6.2 million note receivable from the associate bearing an interest rate of 18.5%. The note receivable is secured by the assets of the associate.